Net Financial Result (Details) - Schedule of Net Financial Result - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial income
Interest income	€ 1,087,011	€ 82,401	€ 1,543,047	€ 110,362
Financial expenses
Interest expenses	(363)	(2,243)	(782)	(22,102)
Interest on lease liabilities	(4,689)	(5,702)	(9,798)	(10,429)
Total	€ 1,081,959	€ 74,456	€ 1,532,467	€ 77,831